INVESTMENTS (Details 7)	12 Months Ended							1 Months Ended		1 Months Ended		0 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 31, 2012 Starway Hong Kong	Nov. 30, 2013 Starway Hong Kong Hanting	May 31, 2012 Starway Hong Kong Hanting	Sep. 30, 2014 Skyseas USD ($)	Nov. 30, 2014 Skyseas item	Nov. 30, 2014 Skyseas RCL USD ($)	Sep. 30, 2014 Skyseas RCL USD ($)	Dec. 03, 2013 Keystone USD ($)	Dec. 03, 2013 Keystone CNY	Dec. 03, 2013 Keystone	Oct. 31, 2013 Zhong'an Online CNY
Investment transaction disclosures
Percentage of equity interest acquired														4.00%	5.00%
Total consideration of acquisition								$ 52,500,000				$ 25,500,000	155,000,000		50,000,000
Loan provided to subsidiaries and affiliates								160,000,000		80,000,000
Interest rate (as a percent)								3.00%
Cost of cruise ship											220,000,000
Company's non-controlling interest (as a percent)					49.00%
Transferred equity percentage						49.00%	51.00%		35.00%	35.00%
Deconsolidated cash	(7,344,424)	(45,569,216)								19,000,000
Transferred equity value										26,300,000
Number Of Seats Allocated									2
Number Of Board Of Directors Seats									5
Impairments recorded for investments		0	0	0
Purchase of Shares Percentage of Equity Interest Purchased Aggregate								70.00%